As filed with the Securities and Exchange Commission July 27, 2017

File Nos. 033-01212 and 811-04450

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____

Post-Effective Amendment No. 50	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 51	[X]

FRANKLIN TEMPLETON GLOBAL TRUST
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954)527-7500
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on August 1, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 48 /49 to the Registrant's registration statement on Form N-1A (PEA 48 /49) filed on February 27, 2017 (Accession No. 0001379491-1 7 -00 1070 ) as it relates only to the prospectus (Part A) and statement of additional information (SAI) (Part B) of the Templeton Global Currency Fund, a series of Registrant (Fund). The prospectus and SAI of the Fund, as filed in PEA 48 /49, are incorporated into this Amendment by reference. This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act. This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

412 P1 08/17

SUPPLEMENT DATED AUGUST 1, 2017

TO THE PROSPECTUS DATED MARCH 1, 2017

OF

TEMPLETON GLOBAL CURRENCY FUND

(a series of Franklin Templeton Global Trust)

The prospectus is amended as follows:

I. The Templeton Global Currency Fund (the “Fund”) will begin offering Class R6 shares on or about August 1, 2017.  Therefore, on or about August 1, 2017, the Fund will offer three classes of shares, Class A, Class R6 and Advisor Class shares.

II. The Fund’s classes on the cover of the prospectus are replaced with the following:

Class A	Class R6	Advisor Class
ICPHX	Pending	ICHHX

III. The following replaces the second paragraph in the “Fund Summary – Fees and Expenses of the Fund” section on page 2:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

IV. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summary – Fees and Expenses of the Fund” section beginning on page 2:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.65%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.32%
Acquired fund fees and expenses[2]	0.11%
Total annual Fund operating expenses[2]	1.08%
Fee waiver and/or expense reimbursement[3]	-0.30%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.78%

1. The Fund began offering Class R6 shares on August 1, 2017. Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.90% for the next 12-month period. In addition, the investment manager has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

	1 Year	3 Years	5 Years	10 Years
Class R6	$80	$314	$568	$1,297

V. The following is added below the “Fund Summary – Performance – Average Annual Total Returns” table on page 10:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

VI. The “Fund Summary – Purchase and Sale of Fund Shares” section on page 10 is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030), or by telephone at (800) 632-2301. For Class A, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VII. The following is added to the financial highlights charts in the “Fund Details - Financial Highlights” section on page 34:

Six Months Ended April 30, 2017
(unaudited)
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.79
Income from investment operations[a]:
Net investment income (loss)[b]	0.14
Net realized and unrealized gains (losses)	0.11
Total from investment operations	0.25
Less distributions from net investment income and net foreign currency gains	—
Net asset value, end of period	$8.04
Total return[d]	3.21%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction	1.45%
Expenses before waiver and payments by affiliates	1.42%
Expenses net of waiver and payments by affiliates and expense reduction	1.12%
Net investment income (loss)	3.62%
Supplemental data
Net assets, end of period (000’s)	$41,542

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

Six Months Ended April 30, 2017
(unaudited)
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.90

Income from investment operations[a]:
Net investment income (loss)[b]	0.15
Net realized and unrealized gains (losses)	0.11

Total from investment operations	0.26

Less distributions from net investment income and net foreign currency gains	—
Net asset value, end of period	$8.16

Total return[d]	3.29%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction	1.20%
Expenses before waiver and payments by affiliates	1.17%
Expenses net of waiver and payments by affiliates and expense reduction	0.87%
Net investment income (loss)	3.87%
Supplemental data
Net assets, end of period (000’s)	$13,392

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

VIII. The first table of the “Your Account – Choosing a Share Class” section on page 36 is replaced with the following:

Class A	Class R6	Advisor Class
Initial sales charge of 2.25% or less	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months

The Fund began offering Class R6 shares on August 1, 2017.

IX. The following is added to the “Your Account – Choosing a Share Class” section beginning on page 36:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

  Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.
  Endowments; foundations; local, city and state governmental institutions; corporations; non-profit organizations that are organized as corporations; and insurance companies, (collectively “institutional investors”) when purchasing directly from a Fund. The minimum initial investment for institutional investors is $1,000,000 per Fund.
  Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."
  Other Franklin Templeton funds and funds for which Franklin Templeton investment managers provide advisory or subadvisory services.

•         Intermediaries that execute an addendum to their selling agreement acknowledging that they are acting exclusively as agents of their clients in transacting in Class R6 shares.

  Advisory Fee Programs.  A registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as a “Sponsor”) that has an agreement with Distributors authorizing the sale of Fund shares and that acquires shares of the Fund for its clients in connection with a comprehensive fee or other advisory fee arrangement for which the client pays the Sponsor a fee for investment advisory services. No minimum initial investment.

X. The following is added to the “Your Account – Exchanging Shares – Exchange Privilege” section on page 51:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XI. The following replaces the “Your Account –Account Policies – Dealer Compensation – Other dealer and financial intermediary compensation” section beginning on page 62:

Purchases of Certain Share Classes through Financial Intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares.  However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares.  These charges and fees are not disclosed in this prospectus.  You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees.  Based on future regulatory developments, such payments may be terminated.

Other financial intermediary compensation. Except with respect to Class R6 shares, Distributors may make marketing support payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b‑1 distribution plans) to certain dealers and other financial intermediaries, such as banks, insurance companies, or plan administrators, in connection with their efforts to educate financial advisors or provide other services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds.  In the case of any one intermediary, marketing support payments will generally not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that intermediary, on an annual basis. For an intermediary exceeding $15 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments exceeding 0.05% of such assets.  For an intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed this limitation. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b‑1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

A number of factors will be considered in determining these payments, including the qualifying financial intermediary’s sales, assets and redemption rates, the nature and quality of any servicing provided by the financial intermediary, and the quality of the financial intermediary’s relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. These payments may be in addition to any shareholder servicing fees paid by the Fund’s transfer agent from payments it receives under its agreement with the Fund.

To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, Distributors may, in addition to marketing support payments, pay or allow other promotional incentives or payments to financial intermediaries, such as payments related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Sales of Fund shares, as well as shares of other mutual funds in Franklin Templeton Investments, is not considered a factor in the selection of financial intermediaries to execute the Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by financial intermediaries that sell Fund shares is not considered marketing support payments to such financial intermediaries.

You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You should ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

Please keep this supplement with your prospectus for future reference.

412 SA1 08/17

SUPPLEMENT DATED AUGUST 1, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2017

OF

TEMPLETON GLOBAL CURRENCY FUND

(a series of Franklin Templeton Global Trust)

The statement of additional information (SAI) is amended as follows:

1.      Templeton Global Currency Fund (the “Fund”) will begin offering Class R6 shares on or about August 1, 2017.  Therefore, on or about August 1, 2017, the Fund will offer three classes of shares, Class A, Class R6 and Advisor Class shares.

II. The Fund’s classes on the cover of the SAI are replaced with the following:

Class A	Class R6	Advisor Class
ICPHX	Pending	ICHHX

III. The second paragraph on the cover of the SAI is revised as follows:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund’s Annual Report to shareholders, for the fiscal year ended October 31, 2016, are incorporated by reference (are legally a part of this SAI). The unaudited financial statements in the Fund's Semiannual Report to shareholders, for the period ended April 30, 2017, are also incorporated by reference (are legally a part of this SAI).

IV. The third paragraph under “Management and Other Services - Shareholder servicing and transfer agent” section on page 48 is replaced with the following

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

V. The following is added under the “Organization, Voting Rights and Principal Holders” section on page 57:

Effective on August 1, 2017, the Fund also began offering Class R6 shares.  The full title of the Class R6 shares of the Fund is:

•         Templeton Global Currency Fund - Class R6

VI. The principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 57 is replaced with the following:

As of July 3, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	6.47
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A	11.08
Stifel Nicolaus & Company, Inc.* 501 N. Broadway St. Louis, MO 63102-2131	A	6.41
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	8.90
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	7.75
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	16.73
Peter A. Langerman 11 Arlene Court Short Hills, NJ 07078-1112	Advisor	7.99
TD Ameritrade Inc.* P.O. Box 2226 Omaha, NE 68103-2226	Advisor	8.68
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	13.11
American Enterprise Investment Services * 707 2nd Avenue S Minneapolis, MN 55402-2405	Advisor	5.33
UBS WM U.S.A.* 1000 Harbor Boulevard Weehawken, NJ 07086-2523	Advisor	7.91
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	Advisor	5.27
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 9H6SB 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	Advisor	8.48

1

*       For the benefit of its customer(s).

VII. The last paragraph under the “Organization, Voting Rights and Principal Holders” section beginning on page 57 is replaced with the following:

As of July 3, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VIII. The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 59 is replaced with the following:

The maximum initial sales charge for the Fund is 2.25% for Class A. There is no initial sales charge for Class R6 and Advisor Class.

2

IX. The second paragraph under “The Underwriter” section on page 64 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

3

FRANKLIN TEMPLETON GLOBAL TRUST

FILE NOS. 033-01212

& 811-04450

PART C

OTHER INFORMATION

Item 28. Exhibits
The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i) Amended and Restated Agreement and Declaration of Trust dated May 21, 2007 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 033-01212 Filing Date: March 6, 2008

(ii)

Certificate of Amendment of Agreement and Declaration of Trust of Franklin Templeton Global Trust dated October 21, 2008

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 033-01212

Filing Date: February 24, 2012

(b)	By-Laws

(i) Amended and Restated By-Laws dated May 21,2007 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 033-01212 Filing Date: March 6, 2008

(c)	Instruments Defining Rights of Security Holders

(i)

Amended and Restated Agreement and Declaration of Trust

(a) Article III, Shares

(b) Article V, Shareholders’ Voting Powers and Meetings

(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers

(d) Article VIII, Certain Transactions: Section 4

(e) Article X, Miscellaneous – Section 4

(ii)

Amended and Restated By-Laws

(a) Article II, Meetings of Shareholders

(b) Article VI, Records and Reports: Section 1, 2 and 3

(c) Article VII, General Matters: Section 3, 4, 6, 7

(d) Article VIII, Amendment: Section 1

(iii) Part B, Statement of Additional information – Item 22

(d)	Investment Advisory Contracts

(i)

Investment Management Agreement between Registrant and Franklin Advisers, Inc. dated August 28, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-01212

Filing Date: February 27, 1998

(ii)

Addendum to Investment Management Agreement dated April 1, 2013 between Registrant and Franklin Adviser, Inc. dated August 28, 1996

Filing: Post-Effective Amendment No.38 to the Registration Statement on Form N-1A

File No. 033-01212

Filing Date: February 27, 2014

(e)	Underwriting Contracts

(i)

Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No.32 to the Registration Statement on Form N-1A

File No. 033-01212

Filing Date: February 25, 2011

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No.32 to the Registration Statement on Form N-1A

File No. 033-01212

Filing Date: February 25, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Custody Agreement between JPMorgan Chase Bank and Franklin Templeton Global Trust dated November 15, 1993

Filing: Post Effective Amendment No. 14 to

Registration Statement on Form N-1A

File No. 033-01212

Filing Date: December 29, 1995

(ii)

Amendment dated May 1, 2001 to the Custody Agreement between Registrant and JPMorgan Chase Bank

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 033-01212

Filing Date: February 26, 2002

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 48

Statement on Form N-1A

File No. 033-01212

Filing Date: February 27, 2017

(ii) Form of Transfer Agent and Shareholder Services Agreement between Registrant and Franklin Templeton Investor Services, LLC

(i)	Legal Opinion

(i) Legal Opinion and Consent of Counsel dated December 14, 1998 Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A File No. 033-01212 Filing Date: December 31, 1998

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

Not Applicable

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 31 to

Registration Statement on Form N-1A

File No. 033-01212

Filing Date: December 30, 2009

(n)	Rule 18f-3 Plan

(i) Form of Multiple Class Plan on behalf of Templeton Global Currency Fund

(p)	Code of Ethics

(i) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A File No. 033-01212 Filing Date: February 26, 2015

(q)	Power of Attorney

(i) Powers of Attorney dated December 1, 2016 Filing: Post-Effective Amendment No. 48 Statement on Form N-1A File No. 033-01212 Filing Date: February 27, 2017

(ii) Power of Attorney for Matthew T. Hinkle and Robert G. Kubilis dated June 1, 2017

Item 29.    Persons Controlled by or Under Common Control with Fund

None

Item 30.    Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

Item 31.    Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), the Registrant's investment manager, also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

(a)   Franklin/Templeton Distributors, Inc. (Distributors, also acts as principal underwriter of shares of:

Franklin Alternative Strategies Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin Custodian Funds

Franklin ETF Trust

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Global Trust

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Municipal Securities Trust

Franklin Mutual Series Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Free Trust

Franklin Templeton ETF Trust

Franklin Templeton International Trust

Franklin Templeton Money Fund Trust

Franklin Templeton Variable Insurance Products Trust

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.008-05889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923 or its shareholder services agent, Franklin Templeton Investor Services, LLC at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 25th day of July 2017.

FRANKLIN TEMPLETON GLOBAL TRUST

(Registrant)

BY:   /s/Lori A. Weber

Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Christopher J. Molumphy* Christopher J. Molumphy	President and Chief Executive Officer-Investment Management Dated: July 25, 2017

Matthew T. Hinkle* Matthew T. Hinkle	Chief Executive Officer-Finance and Administration Dated: July 25, 2017

Robert G. Kubilis* Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer Dated: July 25, 2017

Harris J. Ashton* Harris J. Ashton	Trustee Dated: July 25, 2017

Ann Torre Bates*	Trustee
Ann Torre Bates Mary C. Choksi* Mary C. Choksi	Dated: July 25, 2017 Trustee Dated: July 25, 2017

Edith E. Holiday* Edith E. Holiday	Trustee Dated: July 25, 2017

Gregory E. Johnson* Gregory E. Johnson	Trustee Dated: July 25, 2017

Rupert H. Johnson, Jr.* Rupert H. Johnson, Jr.	Trustee Dated: July 25, 2017

J. Michael Luttig* J. Michael Luttig	Trustee Dated: July 25, 2017

David W. Niemiec* David W. Niemiec	Trustee Dated: July 25, 2017

Larry D. Thompson* Larry D. Thompson	Trustee Dated: July 25, 2017

Constantine D. Tseretopoulos*	Trustee
Constantine D. Tseretopoulos	Dated: July 25, 2017

Robert E. Wade*	Trustee
Robert E. Wade	Dated: July 25, 2017

*By:  /s/ Lori A. Weber

Lori A. Weber, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed or filed herewith)

FRANKLIN TEMPLETON GLOBAL TRUST

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

Exhibit No.	Description

EX-99.(h)(i)	Form of Transfer Agent and Shareholder Services Agreement between Registrant and Franklin Templeton Investor Services, LLC

EX-99.(n)(i)	Form of Multiple Class Plan on behalf of Templeton Global Currency Fund

EX-99.(q)(ii)	Power of Attorney for Matthew T. Hinkle and Robert G. Kubilis dated June 1, 2017